Significant accounting policies (Details Textual)	Dec. 31, 2020
IFRS Statement [Line Items]
Discount rate for present value of the cash flows	10.00%
Stage 1 | Aaa to Ba1 | 1-4
IFRS Statement [Line Items]
Percentage of credit loss rate	0.09%
Stage 1 | Ba2 to B3 | 5-6
IFRS Statement [Line Items]
Percentage of credit loss rate	2.35%
Stage 1 | Caa1 to Caa3 | 7
IFRS Statement [Line Items]
Percentage of credit loss rate	7.90%
Stage 1 | Ca | 8 to 9
IFRS Statement [Line Items]
Percentage of credit loss rate	30.67%
Stage 1 | C | 10
IFRS Statement [Line Items]
Percentage of credit loss rate	100.00%